Share-Based Compensation	12 Months Ended
Jun. 30, 2022
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Performance Share Units (“PSUs”)

PSUs are equity-settled share-based payments and have both a service and market condition. PSUs are measured at their fair value on the grant date and are recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. The fair value of PSUs is calculated using the Monte Carlo model which factors in the probability of achieving the market-based performance target. When determining the fair value, management is required to make certain assumptions and estimates related to volatility, risk-free rate, equity correlations between Aurora and a peer group of companies, future stock prices, and estimated forfeitures. The amount recognized for services received as consideration for the PSUs granted is based on the number of equity instruments that eventually vest. Upon the release of PSUs, the related share reserve is transferred to share capital.

The Company currently has in place a “rolling maximum” or “evergreen” stock option plan (“Option Plan”), Fixed Restricted Share Unit Plan (“RSU Plan”), Fixed Performance Share Unit Plan (“PSU Plan”), and a Fixed Deferred Share Unit Plan (“DSU Plan”), which is applicable to non-employee directors only. The Board may from time to time, in its discretion and in accordance with Toronto Stock Exchange requirements, grant to directors, officers, employees and consultants, as applicable, non-transferable stock options, RSUs, PSUs and DSUs in accordance with these plans. The maximum number of Common Shares issuable pursuant to all equity based compensation arrangements shall not, at any time, exceed 10% of the issued and outstanding Common Shares.

At the Company’s Annual General and Special Meeting held on November 13, 2017 (“2017 AGM”), shareholders approved the adoption of the Option Plan, which was subsequently renewed by shareholders at the Annual General Meeting held on November 12, 2020 (“2020 AGM”). The Option Plan provides the right for directors, officers, employees and consultants to purchase shares at a specified price (exercise price) in the future. The Option Plan is a “rolling” plan, and therefore, the number of Common Shares issuable under the Option Plan and under all other equity based compensation arrangements shall not exceed 10% of the total number of issued and outstanding Common Shares.
(a)     Stock Options

A summary of stock options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2020	5,748,503	88.60
Granted	786,510	11.56
Exercised (1)	(36,634)	5.70
Expired	(2,383,140)	99.07
Forfeited	(7,233)	134.64
Balance, June 30, 2021	4,108,006	$68.46
Granted	1,335,514	$9.53
Exercised (1)	—	$—
Expired	(544,085)	$30.75
Forfeited	(620,152)	$73.19
Balance, June 30, 2022	4,279,283	$53.97

(1)No stock options were exercised during the year ended June 30, 2022. The weighted average share price on the date stock options were exercised during the year ended June 30, 2021 was $14.88.

The following table summarizes the stock options that are outstanding as at June 30, 2022:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
2.38 - 30.00	August 8, 2022 - May 31, 2027	3.87	2,379,477	1,161,003
31.92 - 99.60	August 10, 2022 - January 28, 2025	1.21	777,426	725,578
100.80 - 133.80	January 15, 2023 - March 13, 2026	2.87	960,354	959,521
135.00 - 163.56	January 2, 2023 - May 21, 2024	1.14	162,026	162,026
		3.03	4,279,283	3,008,128

During the year ended June 30, 2022, the Company recorded aggregate share-based compensation expense of $4.9 million (year ended June 30, 2021 - $11.2 million) for all stock options granted and vested during the period. This expense is reflected in the share-based compensation line on the statement of comprehensive loss.

Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended Jun 30,
	2022	2021
Risk-free annual interest rate (1)	0.95%	0.31%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	84.21%	81.69%
Expected life of options (years) (3)	2.50	2.40
Forfeiture rate	19.99%	18.75%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain competitors.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.

The weighted average fair value of stock options granted during the year ended June 30, 2022 was $3.59 per option (year ended June 30, 2021 - $5.50 per option).
(b)     Restricted Share Units (“RSU”) and Deferred Share Units (“DSU”)

At the 2017 AGM, shareholders also approved the adoption of the RSU Plan, which was subsequently amended at the 2020 AGM. The RSU Plan was designed to provide certain executive officers and other key employees of the Company and its subsidiaries with the opportunity to acquire RSUs of the Company in order to enable them to participate in the long-term success of the Company and to promote a greater alignment of their interests with the interests of the shareholders. Under the terms of the RSU Plan, officers, employees and consultants of the Company may be granted RSUs that are released as Common Shares upon completion of the vesting period. Each RSU gives the participant the right to receive one common share of the Company. The Company is currently authorized to issue a maximum of 3,000,000 Common Shares under this plan.

At the Company’s Annual General and Special Meeting held on November 30, 2018, shareholders approved the adoption of the DSU Plan, which was subsequently amended at the 2020 AGM. Under the terms of the DSU plan, non-employee directors of the Company may be granted DSUs. Each non-employee director is entitled to redeem their DSUs for period of 90 days following their termination date, being the date of their retirement from the Board. The DSUs can be redeemed, at the Company’s sole discretion, for (i) cash; (ii) Common Shares issued from treasury; (iii) common shares purchased in the open market; or (iv) any combination of the foregoing. The Company is currently authorized to issue a maximum of 500,000 Common Shares under this plan.

A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price of RSUs and DSUs
	#	$
Balance, June 30, 2020	376,296	44.06
Issued	954,698	10.82
Vested and exercised	(168,784)	44.44
Forfeited	(121,666)	18.77
Balance, June 30, 2021	1,040,544	$16.46
Issued	761,029	$6.98
Vested, released and issued	(362,774)	$21.01
Expired	(417)	$113.16
Forfeited	(123,848)	$10.35
Balance, June 30, 2022	1,314,534	$10.26
(1)As of June 30, 2022, there were 1,100,563 RSUs and 213,971 DSUs outstanding (June 30, 2021 - 983,161 RSUs and 57,383 DSUs).

During the year ended June 30, 2022, the Company recorded share-based compensation of $7.0 million (year ended June 30, 2021 - $7.0 million) for RSUs and DSUs granted and vested during the period. This expense is included in the share-based compensation line on the statement of comprehensive loss.

The weighted average fair value of RSUs and DSUs granted in the year ended June 30, 2022 was $6.98 per unit (year ended June 30, 2021 – $10.82 per unit).

The following table summarizes the RSUs and DSUs that are outstanding as at June 30, 2022:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
1.90 - 24.96	February 10, 2023 - May 17, 2025	1,299,175	365,495
33.48 - 58.32	October 15, 2021 - March 13, 2023	2,457	—
90.12 - 113.16	September 10, 2022	12,902	8,202
		1,314,534	373,697

(c)     Performance Share Units (“PSUs”)

At the 2020 AGM, shareholders approved the adoption of the PSU Plan, which was designed to provide compensation that is conditional on the achievement of predetermined performance criteria. The number of units earned is determined at the end of the three year term based on Aurora’s three year Total Shareholder Return (“TSR”) relative to a peer group of companies and can vary from 0.0 to 2.0 times the number of PSUs granted. The Company is currently authorized to issue a maximum of 3,000,000 Common Shares under this plan.

A summary of the PSUs outstanding is as follows:

	PSUs	Weighted Average Issue Price of PSUs
	#	$
Balance, June 30, 2021	387,369	10.06
Issued	441,233	7.81
Vested, released and issued	(12,723)	8.22
Forfeited	(121,508)	9.31
Balance, June 30, 2022	694,371	8.80

The following table summarizes the PSUs that are outstanding as at June 30, 2022:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
3.32 - 12.96	September 10, 2023 - May 17, 2025	691,092	2,975
13.35 - 23.96	December 8, 2023 - February 11, 2024	3,279	—
		694,371	2,975

During the year ended June 30, 2022, the Company recorded share-based compensation of $1.9 million (year ended June 30, 2021 - $0.8 million) for PSUs granted during the period. This expense is included in the share-based compensation line on the statement of comprehensive loss.

PSUs granted during the year ended June 30, 2022 were fair valued based on the following weighted average assumptions:

Year ended June 30, 2022

Risk-free annual interest rate (1)	1.23%
Dividend yield	—%
Expected stock price volatility (2)	38.23%
Expected stock price volatility of peer group (2)	28.74%
Expected life of options (years) (3)	3.00
Forfeiture rate	10.30%
Equity correlation against peer group (4)	47.51%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.
The weighted average fair value of PSUs granted during the year ended June 30, 2022 was $9.90 per unit (year ended June 30, 2021 - $9.74 per unit).